Subsequent Events Considerations	3 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events Considerations

4. Subsequent Events Considerations

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure.